SHORT TERM AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2020
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Schedule of aggregate principal annual payments of the bonds

As of December 31, 2020, the aggregate principal annual maturities according to all of the above loan agreements were as follows:

Repayment amount

2021	8,333

Present value of principal payments	$8,333
Less: current portion	(8,333)

Long-term debt	$-